Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 9,743	$ 16,216	$ 2,609
Accounts receivable	18,837	13,735	46,417
Prepaid expenses		0	79,464
Total current assets	28,580	29,951	128,490
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively	1,564,735	1,582,324	1,965,577
Capitalized financing costs, net of amortization of $10,974 and $6,737, respectively	190,527	41,263	0
Total assets	1,783,842	1,653,538	2,094,067
Current liabilities:
Accounts payable and other liabilities	581,808	567,629	565,552
Short term note from officer	39,200	39,200	0
Note payable - current, net of discount of $105,326 and $0 at March 31, 2013 and December 31, 2012, respectively	44,674	0	202,484
Accrued interest	68,887	41,073	456,638
Convertible debenture, net of discount of $0 and $212,070		0	2,164,205
Convertible debenture		0	633,306
Royalty interest payable		0	113,164
Derivative liability	17,396	559	0
Loan guarantee		0	94,860
Total current liabilities	751,965	648,461	4,230,209
Long term liabilities:
Note payable, net of discount of $186,765 and $178,471 at March 31, 2013 and December 31, 2012, respectively	431,235	359,529	0
Convertible debenture	493,306	633,306	0
Total long term liabilities	924,541	992,835	0
Total liabilities	1,676,506	1,641,296	4,230,209
Stockholders' equity:
Common stock, $0.001 par value, 200,000,000 shares authorized, 50,931,813 and 47,620,406 shares issued and outstanding as of March 31, 2013 and December 31, 2012, respectively	50,932	47,621	32,867
Common stock to be issued; 6,433,034 and 6,423,708 shares as of March 31, 2013 and December 31, 2012	6,434	6,424	0
Additional paid-in capital	14,118,907	13,731,097	8,313,575
Accumulated comprehensive gain (loss)	(12,131)	4,706	(8,114)
Accumulated deficit	(14,056,806)	(13,777,606)	(10,474,470)
Total stockholders' equity	107,336	12,242	(2,136,142)
Total liabilities and stockholders' equity	$ 1,783,842	$ 1,653,538	$ 2,094,067